JOHN HANCOCK

                                        Growth
                                        Funds

                                        [GRAPHIC]

--------------------------------------------------------------------------------


Prospectus                              Disciplined Growth Fund
March 1, 1997*
                                        Discovery Fund
This prospectus gives vital
information about these funds. For      Emerging Growth Fund
your own benefit and protection,
please read it before you invest,       Financial Industries Fund
and keep it on hand for future
reference.                              Growth Fund


Please note that these funds:           Regional Bank Fund
o     are not bank deposits
o     are not federally insured         Special Equities Fund
o     are not endorsed by any bank
      or government agency              Special Opportunities Fund
o     are not guaranteed to achieve
      their goal(s)

Like all mutual fund shares, these
securities have not been approved
or disapproved by the Securities
and Exchange Commission or any
state securities commission, nor
has the Securities and Exchange
Commission or any state securities
commission passed upon the accuracy
or adequacy of this prospectus. Any
representation to the contrary is a
criminal offense.


*Revised August 5, 1997


                  [LOGO] JOHN HANCOCK FUNDS
                         A Global Investment Management Firm

                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
--------------------------------------------------------------------------------

A fund-by-fund look at        Disciplined Growth Fund                          4
goals, strategies, risks,
expenses and financial        Discovery Fund                                   6
history.
                              Emerging Growth Fund                             8

                              Financial Industries Fund                       10

                              Growth Fund                                     12

                              Regional Bank Fund                              14

                              Special Equities Fund                           16

                              Special Opportunities Fund                      18

Policies and instructions     Your account
for opening, maintaining      Choosing a share class                          20
and closing an account in     How sales charges are calculated                20
any growth fund.              Sales charge reductions and waivers             21
                              Opening an account                              21
                              Buying shares                                   22
                              Selling shares                                  23
                              Transaction policies                            25
                              Dividends and account policies                  25
                              Additional investor services                    26

Details that apply to the     Fund details
growth funds as a group.      Business structure                              27
                              Sales compensation                              28
                              More about risk                                 30

                              For more information                    back cover

Overview

--------------------------------------------------------------------------------

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o   have longer time horizons
o are willing to accept higher short-term risk along with higher potential long-term returns
o   want to diversify their portfolios
o   are seeking funds for the growth portion of an asset allocation portfolio
o are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o   are investing with a shorter time horizon in mind
o   are uncomfortable with an investment that will go up and down in value

THE MANAGEMENT FIRM


All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $22 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip art] Risk factors The major risk factors associated with the fund.

[Clip art] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clip art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Disciplined Growth Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                 TICKER SYMBOL   CLASS A: SVAAX   CLASS B: FEQVX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests in established, growing companies that have demonstrated superior earnings growth and stability. Under normal circumstances, the fund invests at least 65% of assets in these companies, without concentration in any one industry. The fund also looks for the following characteristics:

o  predictability of earnings
o  a low level of debt
o  seasoned management
o  a strong market position

Many of the fund's investments are in medium or large capitalization companies. The fund invests for income as a secondary goal.

PORTFOLIO SECURITIES

[Clip art] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[Clip art] John F. Snyder III and Jere E. Estes are the leaders of the fund's portfolio management team. Mr. Snyder is an executive vice president of the adviser and has been a team member since July 1992. He has been an investment manager since 1971. Mr. Estes has been a part of the fund's management team since joining John Hancock in July 1992. He has been in the investment business since 1967.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)              5.00%       none
Maximum sales charge imposed on
reinvested dividends                             none        none
Maximum deferred sales charge                    none(1)     5.00%
Redemption fee(2)                                none        none
Exchange fee                                     none        none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                   0.75%       0.75%
12b-1 fee(3)                                     0.30%       1.00%
Other expenses                                   0.43%       0.43%
Total fund operating expenses                    1.48%       2.18%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                    Year 1      Year 3      Year 5    Year 10
--------------------------------------------------------------------------------
Class A shares                   $64         $94        $127        $218
Class B shares
  Assuming redemption
  at end of period               $72         $98        $137        $234
  Assuming no redemption         $22         $68        $117        $234

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4 DISCIPLINED GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

[The table below was represented as a bar graph in the printed material.]

(16.44)(4)  26.69  14.27  (16.46) 30.21  7.22   12.34  0.78   11.51  21.89
 10/87(1)   10/88  10/89  10/90   10/91  10/92  10/93  10/94  10/95  10/96

-----------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                          10/92(1)     10/93      10/94    10/95        10/96
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $12.81      $10.99      $12.39   $12.02      $12.77
Net investment income (loss)                                       0.06(2)     0.08(2)     0.10     0.08(2)     0.07(2)
Net realized and unrealized gain (loss) on investments            (0.06)       1.34        0.07     1.29        2.82
Total from investment operations                                   0.00        1.42        0.17     1.37        2.89
Less distributions:
  Dividends from net investment income                            (0.07)      (0.02)      (0.10)   (0.10)         --
  Distributions from net realized gain on investments sold        (1.74)         --       (0.44)   (0.52)      (0.10)
  Distributions from capital paid-in                              (0.01)         --          --       --          --
  Total distributions                                             (1.82)      (0.02)      (0.54)   (0.62)      (0.10)
Net asset value, end of period                                   $10.99      $12.39      $12.02   $12.77      $15.56
Total investment return at net asset value(3) (%)                  0.19(4)    12.97        1.35    12.21       22.78
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      1,771      23,372      23,292   27,692      28,760
Ratio of expenses to average net assets (%)                        1.73(5)     1.60        1.53     1.46        1.47
Ratio of net investment income (loss) to average net assets (%)    0.62(5)     0.64        0.83     0.69        0.46
Portfolio turnover rate (%)                                         246          71          60       65          78
Average brokerage commission rate(6) ($)                            N/A         N/A         N/A      N/A      0.0698


-------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                           10/87(1)      10/88       10/89    10/90    10/91    10/92
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.00         $8.34      $10.29   $11.52    $9.22   $11.71
Net investment income (loss)                                       0.06          0.13        0.19     0.18     0.07     0.01(2)
Net realized and unrealized gain (loss) on investments            (1.70)         2.05        1.25    (2.00)    2.67     1.05
Total from investment operations                                  (1.64)         2.18        1.44    (1.82)    2.74     1.06
Less distributions:
  Dividends from net investment income                            (0.02)        (0.09)      (0.12)   (0.20)   (0.20)   (0.03)
  Distributions from net realized gain on investments sold           --         (0.14)      (0.09)   (0.28)   (0.05)   (1.76)
  Distributions from capital paid-in                                 --            --          --       --       --    (0.01)
  Total distributions                                             (0.02)        (0.23)      (0.21)   (0.48)   (0.25)   (1.80)
Net asset value, end of period                                    $8.34        $10.29      $11.52    $9.22   $11.71   $10.97
Total investment return at net asset value(3) (%)                (16.44)(4)     26.69       14.27   (16.46)   30.21     7.22
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     14,016        14,927      23,813   17,714   21,826   23,525
Ratio of expenses to average net assets (%)                        2.56(5,7)     2.61(7)     2.30     2.13     2.24     2.27
Ratio of net investment income (loss) to average net assets (%)    0.93(5,7)     1.46(7)     1.75     1.64     0.66     0.10
Portfolio turnover rate (%)                                          40(5)         54          94      165      217      246
Average brokerage commission rate(6) ($)                            N/A           N/A         N/A      N/A      N/A      N/A


------------------------------------------------------------------------------------------------------------
Class B - period ended:                                           10/93       10/94    10/95       10/96
------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.97      $12.31   $11.95      $12.69
Net investment income (loss)                                       0.02(2)     0.03     0.01(2)    (0.03)(2)
Net realized and unrealized gain (loss) on investments             1.33        0.07     1.28        2.79
Total from investment operations                                   1.35        0.10     1.29        2.76
Less distributions:
  Dividends from net investment income                            (0.01)      (0.02)   (0.03)         --
  Distributions from net realized gain on investments sold           --       (0.44)   (0.52)      (0.10)
  Distributions from capital paid-in                                 --          --       --          --
  Total distributions                                             (0.01)      (0.46)   (0.55)      (0.10)
Net asset value, end of period                                   $12.31      $11.95   $12.69      $15.35
Total investment return at net asset value(3) (%)                 12.34        0.78    11.51       21.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     93,853      94,431   86,178      92,555
Ratio of expenses to average net assets (%)                        2.09        2.10     2.11        2.17
Ratio of net investment income (loss) to average net assets (%)    0.17        0.25     0.06       (0.24)
Portfolio turnover rate (%)                                          71          60       65          78
Average brokerage commission rate(6) ($)                            N/A         N/A      N/A      0.0698

(1) Class A and Class B shares commenced operations on January 3, 1992 and April 22, 1987, respectively.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7) Net of advisory expense reimbursements per share of $0.01 for the fiscal year ended October 31, 1988 and less than $0.01 for the fiscal year ended October 31, 1987.


                                                       DISCIPLINED GROWTH FUND 5

Discovery Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST IV
                                 TICKER SYMBOL   CLASS A: FRDAX   CLASS B: FRDIX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in companies that appear to offer superior growth prospects. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund looks for companies, including small- and medium-sized companies, that have broad market opportunities and consistent or accelerating earnings growth. These companies may:

o   occupy a profitable market niche
o   have products or technologies that are new, unique or proprietary
o   be in an industry that has a favorable long-term growth outlook
o   have a capable management team with a significant equity stake

These companies may be in a relatively early stage of development, but will usually have established a record of profitability and a strong financial position. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip art] The fund invests primarily in common stocks of U.S. companies and may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may invest up to 25% of assets in foreign securities, which carry additional risks. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in small- and medium-sized company stocks, foreign securities and other higher-risk securities, it takes on additional risks that could adversely affect its performance. The fund may experience higher volatility than many other types of growth funds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[Clip art] Bernice S. Behar, CFA, leader of the fund's portfolio management team since March 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

INVESTOR EXPENSES

[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)              5.00%       none
Maximum sales charge imposed on
reinvested dividends                             none        none
Maximum deferred sales charge                    none(1)     5.00%
Redemption fee(2)                                none        none
Exchange fee                                     none        none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                   0.75%       0.75%
12b-1 fee(3)                                     0.30%       1.00%
Other expenses                                   0.61%       0.61%
Total fund operating expenses                    1.66%       2.36%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                    Year 1      Year 3      Year 5    Year 10
--------------------------------------------------------------------------------
Class A shares                   $66        $100        $136        $237
Class B shares
 Assuming redemption
 at end of period                $74        $104        $146        $252
 Assuming no redemption          $24         $74        $126        $252

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6 DISCOVERY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below for each of the five periods ended July 1993 to October 1996 have been audited by the fund's independent auditors, Ernst & Young LLP. Figures for the period ended July 1992 were audited by other independent auditors.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[The table below was represented as a bar graph in the printed material.]

   7/92(1,2)     7/93     7/94     7/95     7/96  10/96(3)
    10.88(6)    21.63   (7.18)    54.97    16.85   6.69(6)

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                         7/92(1,2)     7/93     7/94       7/95        7/96       10/96(3)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $9.40       $8.95   $10.81       $8.56      $12.95      $15.09
Net investment income (loss)                                     (0.05)      (0.16)   (0.16)(4)   (0.17)(4)   (0.19)(4)   (0.05)(4)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                                (0.40)       2.15    (0.43)       4.83        2.46        1.09
Total from investment operations                                 (0.45)       1.99    (0.59)       4.66        2.27        1.04
Less distributions:
  Distributions from net realized gain on investments sold          --       (0.13)   (1.66)      (0.27)      (0.13)         --
Net asset value, end of period                                   $8.95      $10.81    $8.56      $12.95      $15.09      $16.13
Total investment return at net asset value(5)(%)                 (4.79)(6)   22.33    (6.45)      55.80       17.72        6.89(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     3,866       4,692    3,226       5,075      32,009      52,479
Ratio of expenses to average net assets (%)                       1.78(7)     2.17     2.01        2.10        1.72        1.65(7)
Ratio of net investment income (loss) to average net assets (%)  (1.20)(7)   (1.61)   (1.64)      (1.73)      (1.26)      (1.20)(7)
Portfolio turnover rate (%)                                        138         148      108         118         116          45
Average brokerage commission rate(8)($)                            N/A         N/A      N/A         N/A         N/A      0.0628

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          7/92(1,2)     7/93     7/94       7/95        7/96       10/96(3)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $8.00       $8.87   $10.65       $8.34      $12.54      $14.50
Net investment income (loss)                                     (0.11)      (0.23)   (0.22)(4)   (0.22)(4)   (0.27)(4)   (0.08)(4)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                                 0.98        2.14    (0.43)       4.69        2.36        1.05
Total from investment operations                                  0.87        1.91    (0.65)       4.47        2.09        0.97
Less distributions:
  Distributions from net realized gain on investments sold          --       (0.13)   (1.66)      (0.27)      (0.13)         --
Net asset value, end of period                                   $8.87      $10.65    $8.34      $12.54      $14.50      $15.47
Total investment return at net asset value(5) (%)                10.88(6)    21.63    (7.18)      54.97       16.85        6.69(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    34,636      38,672   26,537      31,645      68,591      96,042
Ratio of expenses to average net assets (%)                       2.56(7)     2.86     2.62        2.70        2.42        2.37(7)
Ratio of net investment income (loss) to average net assets (%)  (1.56)(7)   (2.26)   (2.24)      (2.34)      (1.96)      (1.93)(7)
Portfolio turnover rate (%)                                        138         148      108         118         116          45
Average brokerage commission rate(8) ($)                           N/A         N/A      N/A         N/A         N/A      0.0628

(1) Class A and Class B shares commenced operations on January 3, 1992 and August 30, 1991, respectively.
(2)   Covered by report of other independent auditors (not included herein).
(3) Effective October 31, 1996, the fiscal year end changed from July 31 to October 31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7)   Annualized.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                                DISCOVERY FUND 7

--------------------------------------------------------------------------------
Emerging Growth Fund

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST
                                     TICKER SYMBOL CLASS A: TAEMX CLASS B: TSEGX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip art] The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:

o   may be in the early stages of development
o   may be dependent on a small number of products or services
o   may lack substantial capital reserves
o   do not have proven track records

In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[Clip art] Bernice S. Behar, CFA, leader of the fund's portfolio management team since April 1996, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

INVESTOR EXPENSES

[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)              5.00%       none
Maximum sales charge imposed on
reinvested dividends                             none        none
Maximum deferred sales charge                    none(1)     5.00%
Redemption fee(2)                                none        none
Exchange fee                                     none        none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                   0.75%       0.75%
12b-1 fee(3)                                     0.25%       1.00%
Other expenses                                   0.32%       0.32%
Total fund operating expenses                    1.32%       2.07%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                     Year 1      Year 3      Year 5    Year 10
--------------------------------------------------------------------------------
Class A shares                   $63         $90        $119        $201
Class B shares
 Assuming redemption
 at end of period                $71         $95        $131        $221
 Assuming no redemption          $21         $65        $111        $221

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8 EMERGING GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

   [The table below was represented as a bar graph in the printed material.]

10/87(1) 10/88   10/89    10/90  10/91(1)  10/92  10/93  10/94   10/95(2) 10/96
0.00     33.59   27.40  (11.82)  73.78     6.19   24.53  2.80    33.60    12.48

---------------------------------------------------------------------------------------------------------------------------------
Class A  period ended:                                         10/91(1)      10/92    10/93      10/94       10/95(2)    10/96
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                            $18.12      $19.26   $20.60      $25.89      $26.82      $36.09
Net investment income (loss)(3)                                  (0.03)      (0.20)   (0.16)      (0.18)      (0.25)      (0.34)
Net realized and unrealized gain (loss) on investments            1.17        1.60     5.45        1.11        9.52        5.13
Total from investment operations                                  1.14        1.40     5.29        0.93        9.27        4.79
Less distributions:
  Distributions from net realized gain on investments sold          --       (0.06)      --          --          --          --
Net asset value, end of period                                  $19.26      $20.60   $25.89      $26.82      $36.09      $40.88
Total investment return at net asset value(4) (%)                 6.29        7.32    25.68        3.59       34.56       13.27
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    38,859      46,137   81,263      131,053     179,481     218,497
Ratio of expenses to average net assets (%)                       0.33        1.67     1.40        1.44        1.38        1.32
Ratio of net investment income (loss) to average net assets (%)  (0.15)      (1.03)   (0.70)      (0.71)      (0.83)      (0.86)
Portfolio turnover rate (%)                                         66          48       29          25          23          44
Average brokerage commission rate(5) ($)                           N/A         N/A      N/A         N/A         N/A      0.0669

-----------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          10/87(1)       10/88       10/89    10/90    10/91    10/92
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $7.89         $7.89      $10.54   $12.76   $11.06   $19.22
Net investment income (loss)(3)                                 (0.0021)         0.09       (0.08)   (0.22)   (0.30)   (0.38)
Net realized and unrealized gain (loss) on investments           0.0021          2.56        2.83    (1.26)    8.46     1.56
Total from investment operations                                 0.0000          2.65        2.75    (1.48)    8.16     1.18
Less distributions:
 Dividends from net investment income                                --            --       (0.04)      --       --       --
 Distributions from net realized gain on investments sold            --            --       (0.49)   (0.22)      --    (0.06)
 Total distributions                                                 --            --       (0.53)   (0.22)      --    (0.06)
Net asset value, end of period                                    $7.89        $10.54      $12.76   $11.06   $19.22   $20.34
Total investment return at net asset value(4) (%)                  0.00         33.59       27.40   (11.82)   73.78     6.19
Total adjusted investment return at net asset value(4,6) (%)      (0.41)        31.00       27.37       --       --       --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         79         3,232       7,877   11,668   52,743   86,923
Ratio of expenses to average net assets (%)                        0.03          3.05        3.48     3.11     2.85     2.64
Ratio of adjusted expenses to average net assets(7) (%)            0.44          5.64        3.51       --       --       --
Ratio of net investment income (loss) to average net assets (%)   (0.03)         0.81       (0.67)   (1.64)   (1.83)   (1.99)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                         (0.44)        (1.78)      (0.70)      --       --       --
Portfolio turnover rate (%)                                           0           252          90       82       66       48
Fee reduction per share ($)                                        0.03          0.29       0.004       --       --       --
Average brokerage commission rate(5) ($)                            N/A           N/A         N/A      N/A      N/A      N/A

--------------------------------------------------------------------------------------------------------
Class B - period ended:                                           10/93       10/94   10/95(2)    10/96
--------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $20.34      $25.33   $26.04      $34.79
Net investment income (loss)(3)                                   (0.36)      (0.36)   (0.45)      (0.60)
Net realized and unrealized gain (loss) on investments             5.35        1.07     9.20        4.94
Total from investment operations                                   4.99        0.71     8.75        4.34
Less distributions:
 Dividends from net investment income                                --          --       --          --
 Distributions from net realized gain on investments sold            --          --       --          --
 Total distributions                                                 --          --       --          --
Net asset value, end of period                                   $25.33      $26.04   $34.79      $39.13
Total investment return at net asset value(4) (%)                 24.53        2.80    33.60       12.48
Total adjusted investment return at net asset value(4,6) (%)         --          --       --          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     219,484     283,435  393,478     451,268
Ratio of expenses to average net assets (%)                        2.28        2.19     2.11        2.05
Ratio of adjusted expenses to average net assets(7) (%)              --          --       --          --
Ratio of net investment income (loss) to average net assets (%)   (1.58)      (1.46)   (1.55)      (1.59)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                            --          --       --          --
Portfolio turnover rate (%)                                          29          25       23          44
Fee reduction per share ($)                                          --          --       --          --
Average brokerage commission rate(5) ($)                            N/A         N/A      N/A      0.0669

(1) Class A shares and Class B shares commenced operations on August 22, 1991 and October 26, 1987, respectively. (Not annualized.)
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Unreimbursed, without fee reduction.


                                                          EMERGING GROWTH FUND 9

Financial Industries Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                 TICKER SYMBOL   CLASS A: FIDAX   CLASS B: FIDBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip art] The fund seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

Under normal circumstances, the fund invests at least 65% of assets in these companies.

PORTFOLIO SECURITIES

[Clip art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and debt securities.

The fund may invest up to 5% of net assets in junk bonds.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities and may engage in other investment practices.

RISK FACTORS

[Clip art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[Clip art] James K. Schmidt, CFA, and Thomas Finucane lead the fund's portfolio management team. Mr. Schmidt has been in the investment business since 1974. He joined the adviser in 1985 and is an executive vice president. Mr. Finucane has been in the investment business since joining the adviser in 1990. He is a second vice president.

INVESTOR EXPENSES

[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below are based on Class A expenses for the past year, adjusted to reflect any changes. No Class B shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)              5.00%       none
Maximum sales charge imposed on
reinvested dividends                             none        none
Maximum deferred sales charge                    none(1)     5.00%
Redemption fee(2)                                none        none
Exchange fee                                     none        none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                   0.00%       0.00%
12b-1 fee(3)                                     0.30%       1.00%
Other expenses                                   0.90%       0.90%
Total fund operating expenses                    1.20%       1.90%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                     Year 1      Year 3      Year 5    Year 10
--------------------------------------------------------------------------------
Class A shares                   $62         $86        $113        $188
Class B shares
 Assuming redemption
 at end of period                $69         $90        $123        $204
 Assuming no redemption          $19         $60        $103        $204

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and other class-specific expenses). Without this limitation, management fees would be 0.80% for each class, other expenses would be 5.97% for each class and total fund operating expenses would be 7.07% for Class A and 7.77% for Class B.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10 FINANCIAL INDUSTRIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)                      10/96(1)
                                                      29.76(4)

--------------------------------------------------------------------------------------
Class A - period ended:                                                       10/96(1)
--------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $8.50
Net investment income (loss)                                                   0.02(2)
Net realized and unrealized gain (loss) on investments                         2.51
Total from investment operations                                               2.53
Less distributions:
Dividends from net investment income                                             --
Distributions from net realized gain on investments sold                         --
Total distributions                                                              --
Net asset value, end of period                                               $11.03
Total investment return at net asset value(3) (%)                             29.76(4)
Total adjusted investment return at net asset value(3,5) (%)                  26.04(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    895
Ratio of expenses to average net assets (%)                                    1.20(6)
Ratio of adjusted expenses to average net assets(5) (%)                        7.07(6)
Ratio of net investment income (loss) to average net assets (%)                0.37(6)
Ratio of adjusted net investment income (loss) to average net assets(5) (%)   (5.50)(6)
Portfolio turnover rate (%)                                                      31
Average brokerage commission rate(7) ($)                                     0.0649

--------------------------------------------------------------------------------------
 Class B - period ended:                                                       10/96
--------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                            --
 Net investment income (loss)                                                    --
 Net realized and unrealized gain (loss) on investments                          --
 Total from investment operations                                                --
 Less distributions:
  Dividends from net investment income                                           --
  Distributions from net realized gain on investments sold                       --
  Total distributions                                                            --
 Net asset value, end of period                                                  --
 Total investment return at net asset value(3) (%)                               --
 Total adjusted investment return at net asset value(3,5) (%)                    --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                    --
 Ratio of expenses to average net assets (%)                                     --
 Ratio of adjusted expenses to average net assets(5) (%)                         --
 Ratio of net investment income (loss) to average net assets (%)                 --
 Ratio of adjusted net investment income (loss) to average net assets(5) (%)     --
 Portfolio turnover rate (%)                                                     --
 Average brokerage commission rate(7) ($)                                        --

(1) Class A shares commenced operations on March 14, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Unreimbursed, without fee reduction.
(6) Annualized.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                    FINANCIAL INDUSTRIES FUND 11

Growth Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III  TICKER SYMBOL CLASS A: JHNGX
--------------------------------------------------------------------------------
CLASS B: JHGBX
--------------

Goal and strategy

[Clip art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

Portfolio securities

[Clip art] The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

Risk factors

[Clip art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 30.

Portfolio management

[Clip art] Anurag Pandit, CFA, is leader of the fund's portfolio management team. A second vice president of the adviser, Mr. Pandit has been a member of the management team since joining John Hancock Funds in April 1996. He assumed leadership of the team on January 1, 1997. Mr. Pandit has been in the investment business since 1984.

Investor expenses

[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                     Class A      Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                  5.00%        none
Maximum sales charge imposed on
reinvested dividends                                 none         none
Maximum deferred sales charge                        none(1)      5.00%
Redemption fee(2)                                    none         none
Exchange fee                                         none         none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                       0.79%        0.79%
12b-1 fee(3)                                         0.30%        1.00%
Other expenses                                       0.39%        0.39%
Total fund operating expenses                        1.48%        2.18%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1      Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
 Class A shares                $64         $94        $127        $218
 Class B shares
  Assuming redemption
  at end of period             $72         $98        $137        $234
  Assuming no redemption       $22         $68        $117        $234

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12 GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

[The table below was represented as a bar graph in the printed material.]

12/86  12/87  12/88  12/89  12/90  12/91  12/92  12/93  12/94  12/95  10/96(1)
13.83  6.03   11.23  30.96  (8.34) 41.68  6.06   13.03  (7.50) 27.17  19.32(4)

----------------------------------------------------------------------------------------------------------
Class A - period ended:                                   12/86     12/87      12/88      12/89      12/90
----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $ 14.50   $ 14.03   $  12.34   $  13.33   $  15.18
Net investment income (loss)                               0.11      0.22       0.23       0.28       0.16
Net realized and unrealized gain (loss) on investments     1.79      0.64       1.16       3.81      (1.47)
Total from investment operations                           1.90      0.86       1.39       4.09      (1.31)
Less distributions:
  Dividends from net investment income                    (0.17)    (0.28)     (0.23)     (0.29)     (0.16)
  Distributions from net realized gain on
   investments sold                                       (2.20)    (2.27)     (0.17)     (1.95)     (0.78)
  Total distributions                                     (2.37)    (2.55)     (0.40)     (2.24)     (0.94)
Net asset value, end of period                          $ 14.03   $ 12.34   $  13.33   $  15.18   $  12.93
Total investment return at net asset value(3) (%)         13.83      6.03      11.23      30.96      (8.34)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             87,468    86,426    101,497    105,014    102,416
Ratio of expenses to average net assets (%)                1.03      1.00       1.06       0.96       1.46
Ratio of net investment income (loss) to average
net assets (%)                                             0.77      1.41       1.76       1.73       1.12
Portfolio turnover rate (%)                                  62        68         47         61        102
Average brokerage commission rate(7) ($)                    N/A       N/A        N/A        N/A        N/A

-----------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                    12/91      12/92      12/93      12/94        12/95       10/96(1)
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $  12.93   $  17.48   $  17.32   $  17.40     $  15.89      $   19.51
Net investment income (loss)                                0.04      (0.06)     (0.11)     (0.10)       (0.09)(2)      (0.13)(2)
Net realized and unrealized gain (loss) on investments      5.36       1.10       2.33      (1.21)        4.40           3.90
Total from investment operations                            5.40       1.04       2.22      (1.31)        4.31           3.77
Less distributions:
  Dividends from net investment income                     (0.04)        --         --         --           --             --
  Distributions from net realized gain on
   investments sold                                        (0.81)     (1.20)     (2.14)     (0.20)       (0.69)            --
  Total distributions                                      (0.85)     (1.20)     (2.14)     (0.20)       (0.69)            --
Net asset value, end of period                          $  17.48   $  17.32   $  17.40   $  15.89     $  19.51      $   23.28
Total investment return at net asset value(3) (%)          41.68       6.06      13.03      (7.50)       27.17          19.32(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             145,287    153,057    162,937    146,466      241,700        279,425
Ratio of expenses to average net assets (%)                 1.44       1.60       1.56       1.65         1.48           1.48(5)
Ratio of net investment income (loss) to average
 net assets (%)                                             0.27      (0.36)     (0.67)     (0.64)       (0.46)         (0.73)(5)
Portfolio turnover rate (%)                                   82         71        68          52           68(6)          59
Average brokerage commission rate(7) ($)                     N/A        N/A        N/A        N/A          N/A         0.0695

-----------------------------------------------------------------------------------------
Class B - period ended:                                   12/94(8)    12/95      10/96(1)
-----------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $17.16      $15.83     $19.25
Net investment income (loss)                              (0.20)(2)   (0.26)(2)  (0.26)(2)
Net realized and unrealized gain (loss) on investments    (0.93)       4.37       3.84
Total from investment operations                          (1.13)       4.11       3.58
Less distributions:
  Distributions from net realized gain on
  investments sold                                        (0.20)      (0.69)        --
Net asset value, end of period                           $15.83      $19.25     $22.83
Total investment return at net asset value(3) (%)         (6.56)(4)   26.01      18.60(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)              3,807      15,913     25,474
Ratio of expenses to average net assets (%)                2.38(8)     2.31       2.18(8)
Ratio of net investment income (loss) to
average net assets (%)                                    (1.25)(8)   (1.39)     (1.42)(8)
Portfolio turnover rate (%)                                  52          68(6)      59
Average brokerage commission rate(7) ($)                    N/A         N/A     0.0695

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Excludes merger activity.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(8) Class B shares commenced operations on January 3, 1994.


                                                                  GROWTH FUND 13

Regional Bank Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                   TICKER SYMBOL  CLASS A: FRBAX CLASS B: FRBFX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:
o commercial and industrial banks
o savings and loan associations
o bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured.

Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of non-financial services companies and up to 5% in junk bonds issued by banks. Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES

[Clip art] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[Clip art] James K. Schmidt, CFA, joined John Hancock in 1985 and has served as the fund's portfolio manager since its inception that year. An executive vice president of the adviser, he has been in the investment business since 1974.


The fund is temporarily closed to new investments except for existing accounts (see the statement of additional information).


INVESTOR EXPENSES

[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                    Class A        Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                 5.00%          none
Maximum sales charge imposed on
reinvested dividends                                none           none
Maximum deferred sales charge                       none(1)        5.00%
Redemption fee(2)                                   none           none
Exchange fee                                        none           none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                      0.76%          0.76%
12b-1 fee(3)                                        0.30%          1.00%
Other expenses                                      0.32%          0.32%
Total fund operating expenses                       1.38%          2.08%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                    Year 1      Year 3      Year 5    Year 10
--------------------------------------------------------------------------------
 Class A shares                  $63         $92        $122       $207
 Class B shares
 Assuming redemption
 at end of period                $71         $95        $132       $223
 Assuming no redemption          $21         $65        $112       $223

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


                                                           14 REGIONAL BANK FUND

FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

[The table below was represented as a bar graph in the printed material.]

3/87(7)  10/87(8)    10/88   10/89  10/90    10/91  10/92(1)  10/93  10/94  10/95  10/96
17.44    (17.36)(4)  36.89   20.46  (32.29)  75.35  37.20     36.71  5.69   30.11  27.89

------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                      10/92(1)    10/93        10/94         10/95        10/96
------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $ 13.47     $ 17.47     $  21.62      $  21.52     $  27.14
Net investment income (loss)                                  0.21        0.26(2)      0.39(2)       0.52(2)      0.63(2)
Net realized and unrealized gain (loss) on investments        3.98        5.84         0.91          5.92         7.04
Total from investment operations                              4.19        6.10         1.30          6.44         7.67
Less distributions:
  Dividends from net investment income                       (0.19)      (0.26)       (0.34)        (0.48)       (0.60)
  Distributions from net realized gain on
  investments sold                                              --       (1.69)       (1.06)        (0.34)       (0.22)
  Total distributions                                        (0.19)      (1.95)       (1.40)        (0.82)       (0.82)
Net asset value, end of period                             $ 17.47     $ 21.62     $  21.52      $  27.14     $  33.99
Total investment return at net asset value(3) (%)            31.26(4)    37.45         6.44         31.00        28.78
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                31,306      94,158      216,978       486,631      860,843
Ratio of expenses to average net assets (%)                   1.41(5)     1.35         1.34          1.39         1.36
Ratio of net investment income to average net assets (%)      1.64(5)     1.29         1.78          2.23         2.13
Portfolio turnover rate (%)                                     53          35           13            14            8
Average brokerage commission rate(6) ($)                       N/A         N/A          N/A           N/A       0.0694

----------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                    3/87(7)    10/87(8)     10/88     10/89     10/90     10/91
----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                   $  12.51   $   12.68      $ 10.02   $ 11.89   $ 13.00   $  8.13
Net investment income (loss)                               0.20        0.05         0.16      0.20      0.30      0.29
Net realized and unrealized gain (loss) on investment      1.74       (2.17)        3.12      2.02     (4.19)     5.68
Total from investment operations                           1.94       (2.12)        3.28      2.22     (3.89)     5.97
Less distributions:
  Dividends from net investment income                    (0.26)      (0.04)       (0.15)    (0.16)    (0.19)    (0.34)
  Distributions from net realized gain on
  investments sold                                        (1.51)      (0.50)       (1.26)    (0.95)    (0.76)       --
  Distributions from capital paid-in                         --          --           --        --     (0.03)       --
  Total distributions                                     (1.77)      (0.54)       (1.41)    (1.11)    (0.98)    (0.34)
Net asset value, end of period                         $  12.68   $   10.02      $ 11.89   $ 13.00   $  8.13   $ 13.76
Total investment return at net asset value(3) (%)         17.44      (17.36)(4)    36.89     20.46    (32.29)    75.35
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             54,626      38,721       50,965    81,167    38,992    52,098
Ratio of expenses to average net assets (%)                1.48        2.47(5)      2.17      1.99      1.99      2.04
Ratio of net investment income (loss) to average
net assets (%)                                             1.62        0.73(5)      1.50      1.67      2.51      2.65
Portfolio turnover rate (%)                                  89          58(5)        87        85        56        75
Average brokerage commission rate(6) ($)                    N/A         N/A          N/A       N/A       N/A       N/A

--------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                  10/92      10/93       10/94          10/95         10/96
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                   $ 13.76   $  17.44    $  21.56     $    21.43    $    27.02
Net investment income (loss)                              0.18       0.15(2)     0.23(2)        0.36(2)       0.42(2)
Net realized and unrealized gain (loss) on investment     4.56       5.83        0.91           5.89          7.01
Total from investment operations                          4.74       5.98        1.14           6.25          7.43
Less distributions:
 Dividends from net investment income                    (0.28)     (0.17)      (0.21)         (0.32)        (0.40)
 Distributions from net realized gain on
 investments sold                                        (0.78)     (1.69)      (1.06)         (0.34)        (0.22)
 Distributions from capital paid-in                         --         --          --             --            --
 Total distributions                                     (1.06)     (1.86)      (1.27)         (0.66)        (0.62)
Net asset value, end of period                         $ 17.44   $  21.56    $  21.43     $    27.02    $    33.83
Total investment return at net asset value(3) (%)        37.20      36.71        5.69          30.11         27.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            56,016    171,808     522,207      1,236,447     2,408,514
Ratio of expenses to average net assets (%)               1.96       1.88        2.06           2.09          2.07
Ratio of net investment income (loss) to average
net assets (%)                                            1.21       0.76        1.07           1.53          1.42
Portfolio turnover rate (%)                                 53         35          13             14             8
Average brokerage commission rate(6) ($)                   N/A        N/A         N/A            N/A        0.0694

(1) Class A shares commenced operations on January 3, 1992.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7) Year ended March 31, 1987.
(8) For the period April 1, 1987 to October 31, 1987.


                                                           REGIONAL BANK FUND 15

Special Equities Fund

REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND
                                TICKER SYMBOL    CLASS A: JHNSX   CLASS B: SPQBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clipart] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clipart] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:
o  may lack proven track records
o  may be dependent on a small number of products or services
o  may be undercapitalized
o  may have highly priced stocks that are sensitive to adverse news

In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

MANAGEMENT/SUBADVISER

[Clipart] Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founded in 1996 and serves as subadviser to the fund.

This fund will be closed to new investors at the end of the day its total assets reach $2.5 billion. Further investments will be limited to existing accounts.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses           Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)        5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                       none      none
 Maximum deferred sales charge              none(1)   5.00%
 Redemption fee(2)                          none      none
 Exchange fee                               none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                         0.81%     0.81%
 12b-1 fee(4)                              0.30%     1.00%
 Other expenses                            0.31%     0.35%
 Total fund operating expenses             1.42%     2.16%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                 Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $64     $93      $124     $212
 Class B shares
   Assuming redemption
   at end of period           $72     $98      $136     $231
   Assuming no redemption     $22     $68      $116     $231

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.25% of the fund`s net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


16 SPECIAL EQUITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

   [The table below was represented as a bar graph in the printed material.]

(28.68) 13.72   31.82  (21.89)  95.37   20.25   47.83  (0.12)   37.49    12.96
10/87   10/88   10/89   10/90   10/91   10/92   10/93   10/94   10/95    10/96

-----------------------------------------------------------------------------------------------------------
 Class A - period ended:                               10/87       10/88       10/89      10/90      10/91
-----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                 $  6.08     $  4.30     $  4.89     $ 6.38    $  4.97
Net investment income (loss)                           (0.03)       0.04        0.01      (0.12)     (0.10)
Net realized and unrealized gain (loss) on
  investments                                          (1.26)       0.55        1.53      (1.27)      4.84
Total from investment operations                       (1.29)       0.59        1.54      (1.39)      4.74
Less distributions:
  Dividends from net investment income                   --           --       (0.05)     (0.02)        --
  Distributions from net realized gain on
  investments sold                                     (0.45)         --          --         --         --
  Distributions from capital paid-in                   (0.04)         --          --         --         --
  Total distributions                                  (0.49)         --      (0.05)      (0.02)        --
Net asset value, end of period                       $  4.30     $  4.89     $  6.38     $ 4.97    $  9.71
Total investment return at net asset
  value (2)(%)                                        (28.68)      13.72       31.82     (21.89)     95.37
Total adjusted investment return at net
  asset value(2,3)                                    (29.41)      12.28       30.75     (21.22)     95.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)          10,637      11,714      12,285      8,166     19,713
Ratio of expenses to average net assets (%)             1.50        1.50        1.50       2.63       2.75
Ratio of adjusted expenses to average
  net assets(4)(%)                                      2.23        2.94        2.57       2.95       2.79
Ratio of net investment income (loss) to
  average net assets(%)                                (0.57)       0.82        0.47      (1.58)     (2.12)
Ratio of adjusted net investment income
  (loss) to average net assets(4) (%)                  (1.30)      (0.62)      (0.60)     (1.90)     (2.16)
Portfolio turnover rate (%)                               93          91         115        113        163
Fee reduction per share ($)                             0.04        0.07        0.03       0.02      0.002
Average brokerage commission rate(5) ($)                 N/A         N/A         N/A        N/A        N/A

-----------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                    10/92        10/93         10/94        10/95        10/96
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $  9.71     $  10.99     $   16.13     $  16.11     $  22.15
Net investment income (loss)                               (0.19)(1)    (0.20)(1)     (0.21)(1)    (0.18)(1)    (0.22)
Net realized and unrealized gain (loss) on
  investments                                               2.14         5.43          0.19         6.22         3.06
Total from investment operations                            1.95         5.23         (0.02)        6.04         2.84
Less distributions:
  Dividends from net investment income                        --           --            --           --           --
  Distributions from net realized gain on
  investments sold                                         (0.67)       (0.09)           --           --        (0.46)
  Distributions from capital paid-in                          --           --            --           --           --
  Total distributions                                      (0.67)       (0.09)           --           --        (0.46)
Net asset value, end of period                           $ 10.99     $  16.13     $   16.11     $  22.15     $  24.53
Total investment return at net asset
  value (2)(%)                                             20.25        47.83        (0.12)        37.49        12.96
Total adjusted investment return at net
  asset value(2,3)                                            --           --            --           --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($) 10,637       44,665      296,793       310,625      555,655      972,312
Ratio of expenses to average net assets (%)                 2.24         1.84          1.62         1.48         1.42
Ratio of adjusted expenses to average
  net assets(4)(%)                                            --           --            --           --           --
Ratio of net investment income (loss) to
  average net assets(%)                                    (1.91)       (1.49)        (1.40)       (0.97)       (0.89)
Ratio of adjusted net investment income
  (loss) to average net assets(4) (%)                         --           --            --           --           --
Portfolio turnover rate (%)                                  114           33            66           82           59
Fee reduction per share ($)                                   --           --            --           --           --
Average brokerage commission rate(5) ($)                     N/A          N/A           N/A          N/A       0.0677

------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                   10/93(6)     10/94        10/95        10/96
------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $12.30       $16.08       $15.97       $21.81
Net investment income (loss)                                              (0.18)(1)    (0.30)(1)    (0.31)(1)    (0.40)(1)
Net realized and unrealized gain (loss) on investments                     3.96         0.19         6.15         3.01
Total from investment operations                                           3.78        (0.11)        5.84         2.61
Less distributions:
  Distributions from net realized gain on investments sold                  --            --           --        (0.46)
Net asset value, end of period                                           $16.08       $15.97       $21.81       $23.96
Total investment return at net asset value(2) (%)                         30.73(7)     (0.68)       36.57        12.09
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            158,281      191,979      454,934      956,374
Ratio of expenses to average net assets (%)                                2.34(8)      2.25         2.20         2.16
Ratio of net investment income (loss) to average net assets (%)           (2.03)(8)    (2.02)       (1.69)       (1.65)
Portfolio turnover rate (%)                                                  33           66           82           59
Average brokerage commission rate(5) ($)                                    N/A          N/A          N/A       0.0677

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6) Class B shares commenced operations on March 1, 1993.
(7) Not annualized.
(8) Annualized.


                                                        SPECIAL EQUITIES FUND 17

Special Opportunities Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                                TICKER SYMBOL    CLASS A: SPOAX   CLASS B: SPOBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential.


Under normal circumstances, at least 75% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors. Because the fund may invest more than 5% of assets in a single issuer, it is classified as a non-diversified fund.


PORTFOLIO SECURITIES

[Clipart] The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa, or equivalent, and may invest in certain higher-risk securities. The fund also may make short sales of securities and may engage in other investment practices.


For liquidity and flexibility, the fund may place assets in cash or invest in investment-grade short-term securities.


RISK FACTORS

[Clipart] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT


[Clipart] Robert G. Freedman, Benjamin A. Hock, Jr., CFA and James
M. Boyd lead the portfolio management team. Mr. Freedman is vice chairman and chief investment officer of the adviser. He joined the adviser in 1984 and has been in the investment business since 1968. Mr. Hock, a senior vice president, joined the adviser in 1994 and has been in the investment business since 1974. Mr. Boyd, an assistant portfolio manager, has been with John Hancock Funds since 1992.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses           Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)        5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                       none      none
 Maximum deferred sales charge              none(1)   5.00%
 Redemption fee(2)                          none      none
 Exchange fee                               none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                             0.80%     0.80%
 12b-1 fee(3)                               0.30%     1.00%
 Other expenses                             0.50%     0.50%
 Total fund operating expenses              1.60%     2.30%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                   Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                 $65      $98     $133     $231
 Class B shares
   Assuming redemption
   at end of period             $73     $102     $143     $246
   Assuming no redemption       $23     $72      $123     $246

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


18 SPECIAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

   [The table below was represented as a bar graph in the printed material.]

(6.71)    17.53   36.15
10/94(1)  10/95   10/96


----------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                   10/94(1)        10/95         10/96
----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $    8.50       $    7.93     $    9.32
Net investment income (loss)(2)                                           (0.03)          (0.07)        (0.11)
Net realized and unrealized gain (loss) on investments                    (0.54)           1.46          3.34
Total from investment operations                                          (0.57)           1.39          3.23
Less distributions:
  Distributions from net realized gain on investments sold                   --              --         (1.63)
Net asset value, end of period                                        $    7.93       $    9.32     $   10.92
Total investment return at net asset value(3) (%)                         (6.71)          17.53         36.15
Total adjusted investment return at net asset value(3,4) (%)              (6.83)             --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                             92,325         101,562       156,578
Ratio of expenses to average net assets (%)                                1.50            1.59          1.59
Ratio of adjusted expenses to average net assets(5) (%)                    1.62              --            --
Ratio of net investment income (loss) to average net assets (%)           (0.41)          (0.87)        (1.00)
Ratio of adjusted net investment (loss) to average net assets(5) (%)      (0.53)             --            --
Portfolio turnover rate (%)                                                  57             155           240
Fee reduction per share ($)                                                0.01(2)           --            --
Average brokerage commission rate(6) ($)                                    N/A             N/A        0.0600

----------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                  10/94(1)        10/95         10/96
----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $   8.50        $   7.87     $    9.19
Net investment income (loss)(2)                                          (0.09)          (0.13)        (0.18)
Net realized and unrealized gain (loss) on investments                   (0.54)           1.45          3.29
Total from investment operations                                         (0.63)           1.32          3.11
Less distributions:
  Distributions from net realized gain on investments sold                  --              --         (1.63)
Net asset value, end of period                                        $   7.87        $   9.19     $   10.67
Total investment return at net asset value(3) (%)                        (7.41)(4)       16.7          35.34
Total adjusted investment return at net asset value(3,4) (%)             (7.53)             --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           131,983         137,363       238,901
Ratio of expenses to average net assets (%)                               2.22            2.30          2.29
Ratio of adjusted expenses to average net assets(5) (%)                   2.34              --            --
Ratio of net investment income (loss) to average net assets (%)          (1.13)          (1.55)        (1.70)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (1.25)             --            --
Portfolio turnover rate (%)                                                 57             155           240
Fee reduction per share ($)                                               0.01(2)           --            --
Average brokerage commission rate(6) ($)                                   N/A             N/A        0.0600

(1)  Class A and B shares commenced operations on November 1, 1993.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                   SPECIAL OPPORTUNITIES FUND 19

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
Class A                                   Class B
--------------------------------------------------------------------------------

o   Front-end sales charges, as           o   No front-end sales charge; all
    described below. There are several        your money goes to work for you
    ways to reduce these charges, also        right away.
    described below.
                                          o   Higher annual expenses than Class
o   Lower annual expenses than Class B        A shares.
    shares.
                                          o   A deferred sales charge on shares
                                              you sell within six years of
                                              purchase, as described below.

                                          o   Automatic conversion to Class A
                                              shares after eight years, thus
                                              reducing future annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see the back cover of this prospectus).

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

-------------------------------------------------------------------------------
Class A sales charges
-------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment

Up to $49,999              5.00%           5.26%
$50,000 - $99,999          4.50%           4.71%
$100,000 - $249,999        3.50%           3.63%
$250,000 - $499,999        2.50%           2.56%
$500,000 - $999,999        2.00%           2.04%
$1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
Your investment                CDSC on shares being sold

First $1M - $4,999,999         1.00%
Next $1 - $5M above that       0.50%
Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after purchase            CDSC on shares being sold

1st year                        5.00%
2nd year                        4.00%
3rd or 4th year                 3.00%
5th year                        2.00%
6th year                        1.00%
After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


20  YOUR ACCOUNT

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options to an existing account.


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and individual investors may terminate their account at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).


CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans
o to make certain distributions from a retirement plan
o because of shareholder death or disability


To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.


Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds
o  members of an approved affinity group financial services program
o certain insurance company contract holders (one-year CDSC usually applies) o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:


   o  non-retirement account: $1,000
   o  retirement account: $250
   o  group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock Funds: $500


3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.


5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.



                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------
          Opening an account                 Adding to an account

By check

[Clipart] o Make out a check for the         o Make out a check for the
            investment amount, payable         investment amount payable to
            to "John Hancock Signature         "John Hancock Signature
            Services, Inc."                    Services, Inc."

          o Deliver the check and your       o Fill out the detachable
            completed application to your      investment slip from an
            financial representative, or       account statement. If no slip
            mail them to Signature             is available, include a note
            Services (address on next          specifying the fund name, your
            page).                             share class, your account
                                               number and the name(s) in
                                               which the account is
                                               registered.

                                             o Deliver the check and your
                                               investment slip or note to
                                               your financial representative,
                                               or mail them to Signature
                                               Services (address on next page.

By exchange


[Clipart] o Call your financial              o Call your financial
            representative or Signature        representative or Signature
            Services to request an             Services to request an
            exchange.                          exchange.


By wire

[Clipart] o Deliver your completed           o Instruct your bank to wire
            application to your financial      the amount of your
            representative, or mail it to      investment to:
            Signature Services.                First Signature Bank & Trust
                                               Account # 900000260
          o Obtain your account number by      Routing # 211475000
            calling your financial             Specify the fund name, your
            representative or Signature        share class, your account
            Services.                          number and the name(s) in
                                               which the account is
          o Instruct your bank to              registered. Your bank may
            wire the amount of your            charge a fee to wire funds.
            investment to:

            First Signature Bank & Trust
            Account # 900000260
            Routing # 211475000
            Specify the fund name, your
            choice of share class, the new
            account number and the name(s)
            in which the account is
            registered. Your bank may
            charge a fee to wire funds.

By phone

[Clipart] See "By wire" and "By exchange."   o Verify that your bank or
                                               credit union is a member of
                                               the Automated Clearing House
                                               (ACH) system.

                                             o Complete the
                                               "Invest-By-Phone" and "Bank
                                               Information" sections on
                                               your account application.

                                             o Call Signature Services to
                                               verify that these features
                                               are in place on your
                                               account.

                                             o Tell the Signature Services
                                               representative the fund
                                               name, your share class, your
                                               account number, the name(s)
                                               in which the account is
                                               registered and the amount of
                                               your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


22  YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
          Designed for                    To sell some or all of your shares

By letter

[Clipart] o Accounts of any type.         o Write a letter of instruction or
                                            complete a stock power indicating
          o Sales of any amount.            the fund name, your share class,
                                            your account number, the name(s)
                                            in which the account is registered
                                            and the dollar value or number of
                                            shares you wish to sell.

                                          o Include all signatures and any
                                            additional documents that may be
                                            required (see next page).

                                          o Mail the materials to Signature
                                            Services.

                                          o A check will be mailed to the
                                            name(s) and address in which the
                                            account is registered, or
                                            otherwise according to your letter
                                            of instruction.

By phone

[Clipart] o Most accounts.

          o Sales of up to $100,000.      o For automated service 24 hours a
                                            day using your touch-tone phone,
                                            call the EASI-Line at
                                            1-800-338-8080.

                                          o To place your order with a
                                            representative at John Hancock
                                            Funds, call Signature Services
                                            between 8 A.M. and 4 P.M. Eastern
                                            Time on most business days.

By wire or electronic funds transfer (EFT)

[Clipart] o Requests by letter to sell    o Fill out the "Telephone
            any amount (accounts of any     Redemption" section of your
            type).                          new account application.

          o Requests by phone to sell up  o To verify that the telephone
            to $100,000 (accounts with      redemption privilege is in
            telephone redemption            place on an account, or to
            privileges).                    request the forms to add it
                                            to an existing account, call
                                            Signature Services.

                                          o Amounts of $1,000 or more
                                            will be wired on the next
                                            business day. A $4 fee will
                                            be deducted from your
                                            account.

                                          o Amounts of less than $1,000
                                            may be sent by EFT or by
                                            check. Funds from EFT
                                            transactions are generally
                                            available by the second
                                            business day. Your bank may
                                            charge a fee for this
                                            service.

By exchange

[Clipart] o Accounts of any type.         o Obtain a current prospectus
                                            for the fund into which you
          o Sales of any amount.            are exchanging by calling
                                            your financial
                                            representative or Signature
                                            Services.


                                          o Call your financial
                                            representative or Signature
                                            Services to request an
                                            exchange.


------------------------------------------
Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone
1-800-225-5291

Or contact your financial representative
for instructions and assistance.
------------------------------------------

                            To sell shares through a systematic withdrawal plan,
                                             see "Additional investor services."


                                                                 YOUR ACCOUNT 23

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o a broker or securities dealer

o a federal savings, cooperative or other type of bank

o a savings and loan or other thrift institution

o a credit union

o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------

Owners of individual, joint, sole       o Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general         o On the letter, the signatures and
partner accounts.                         titles of all persons authorized
                                          to sign for the account, exactly
                                          as the account is registered.

                                        o Signature guarantee if applicable
                                          (see above).


Owners of corporate or association      o Letter of instruction.
accounts.
                                        o Corporate resolution, certified
                                          within the past two years.


                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the
                                          account.

                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust             o Letter of instruction.
accounts.
                                        o On the letter, the signature(s) of
                                          the trustee(s).


                                        o If the names of all trustees are
                                          not registered on the account,
                                          please also provide a copy of the
                                          trust document certified within
                                          the past six months.


                                        o Signature guarantee if applicable
                                          (see above).

Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.

                                        o Copy of death certificate.

                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.

                                        o Copy of order appointing executor.

                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.


24  YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Most of the funds do not typically pay income dividends, with the exception of Disciplined Growth Fund and Regional Bank Fund, which typically pay income dividends semi-annually and quarterly, respectively.


                                                                 YOUR ACCOUNT 25

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SIMPLE plans, SEPs, 401(k) plans, 403(b) plans (including
TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



26  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

       [Diagram outlining the business structure of John Hancock Funds.]

                                 SHAREHOLDERS

                          FINANCIAL SERVICES FIRMS AND
 DISTRIBUTION AND            THEIR REPRESENTATIVES
SHAREHOLDER SERVICES
                        Advise current and prospective
                           shareholders on their fund
                        investments, often in the context
                          of an overall financial plan.

     PRINCIPAL DISTRIBUTOR                        TRANSFER AGENT


   John Hancock Funds, Inc.                John Hancock Signature Services, Inc.
    101 Huntington Avenue                     1 John Hancock Way, Suite 1000
    Boston, MA 02199-7603                          Boston, MA 02217-1000


Markets the funds and distributes              Handles shareholder services,
 shares through selling brokers,               including record-keeping and
  financial planners and other             statements, distribution of dividends
   financial representatives.                 and processing of buy and sell
                                                        requests.

       SUBADVISER               INVESTMENT ADVISER                             CUSTODIAN

    DFS Advisors LLC         John Hancock Advisers, Inc.             State Street Bank & Trust Co.
     75 State Street            101 Huntington Avenue                      225 Franklin Street                   ASSET
     Boston, MA 02109            Boston, MA 02199-7603                      Boston, MA 02110                  MANAGEMENT

    Provides portfolio      Manages the funds' business and        Holds the funds' assets, settles all
   management services          investment activities.             portfolio trades and collects most of
to Special Equities Fund                                              the valuation data required for
                                                                        calculating each fund's NAV.



                                  TRUSTEES

                      Supervise the funds' activities.


                                                                 FUND DETAILS 27

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Discovery Fund, Emerging Growth Fund, Financial Industries Fund and Special Opportunities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification Except for Special Opportunities Fund, all of the growth funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                           Unreimbursed      As a % of
Fund                       expenses          net assets

Disciplined Growth         $   3,798,216     4.19%
Discovery                  $     886,207     1.01%
Emerging Growth            $  11,288,492     2.59%
Financial Industries                 N/A     N/A
Growth                     $     208,458     0.79%
Regional Bank              $  59,994,035     3.42%
Special Equities           $  19,220,716     2.54%
Special Opportunities      $   7,346,826     4.20%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


28  FUND DETAILS

---------------------------------------------------------------------------------------------------------------------------
Class A investments
---------------------------------------------------------------------------------------------------------------------------
                                                        Maximum
                                  Sales charge          reallowance           First year             Maximum
                                  paid by investors     or commission         service fee            total compensation(1)
                                  (% of offering price) (% of offering price) (% of net investment)  (% of offering price)
Up to $49,999                     5.00%                 4.01%                 0.25%                  4.25%
$50,000 - $99,999                 4.50%                 3.51%                 0.25%                  3.75%
$100,000 - $249,999               3.50%                 2.61%                 0.25%                  2.85%
$250,000 - $499,999               2.50%                 1.86%                 0.25%                  2.10%
$500,000 - $999,999               2.00%                 1.36%                 0.25%                  1.60%

Regular investments of
$1 million or more
First $1M - $4,999,999             --                   0.75%                 0.25%                  1.00%
Next $1 - $5M above that           --                   0.25%                 0.25%                  0.50%
Next $1 or more above that         --                   0.00%                 0.25%                  0.25%

Waiver investments(2)              --                   0.00%                 0.25%                  0.25%

---------------------------------------------------------------------------------------------------------------------------
Class B investments
---------------------------------------------------------------------------------------------------------------------------
                                                        Maximum
                                                        reallowance           First year             Maximum
                                                        or commission         service fee            total compensation
                                                        (% of offering price) (% of net investment)  (% of offering price)
All amounts                                             3.75%                 0.25%                  4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


                                                                 FUND DETAILS 29

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time -- days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


30  FUND DETAILS

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
*  No policy limitation on usage;
   fund may be using currently
o  Permitted, but has not typically been used
-- Not permitted

                                                                                                                           Special
                                                         Disciplined          Emerging  Financial       Regional Special    Oppor-
                                                           Growth   Discovery  Growth  Industries Growth  Bank   Equities  tunities
----------------------------------------------------------------------------------------------------------------------------------
Investment practices


Borrowing; reverse repurchase agreements  The borrowing of
money from banks or through reverse repurchase agreements.
Leverage, credit risks.                                           5       5      33.3       33    33.3     5     33.3     33.3


Repurchase agreements  The purchase of a security that
must later be sold back to the seller at the same price
plus interest. Credit risk.                                       *       *         *        *       *     *        *        *

Securities lending  The lending of securities to financial
institutions, which provide cash or government securities
as collateral. Credit risk.                                       5    33.3        30     33.3    33.3    --     33.3     33.3

Short sales The selling of securities which have been
borrowed on the expectation that the market price will drop.
o  Hedged. Hedged leverage, market, correlation, liquidity,
   opportunity risks.                                            --       o         o        o       o    --        o        *
o  Speculative. Speculative leverage, market, liquidity risks.   --       o        --        o       o    --        o        5

Short-term trading  Selling a security soon after purchase.
A portfolio engaging in short-term trading will have higher
turnover and transaction expenses. Market risk.                   *       *         *        *       *     *        *        *

When-issued securities and forward commitments The purchase
or sale of securities for delivery at a future date; market
value may change before delivery.
Market, opportunity, leverage risks.                              *       *         *        *       *     *        *        *

--------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Non-investment-grade securities Securities rated below
BBB/Baa are considered junk bonds. Credit, market,
interest rate, liquidity, valuation, information risks.          --      --        10        5       5     5       --       --

Foreign equities
o  Stocks issued by foreign companies. Market, currency,
   information, natural event, political risks.                  --      25         *        *      15     o        *        *
o  American or European depository receipts, which are
   dollar-denominated securities typically issued by
   American or European banks and are based on ownership
   of securities issued by foreign companies. Market,
   currency, information, natural event, political risks.        10      25         *        *      15     o        *        *
Restricted and illiquid securities  Securities not traded
on the open market. May include illiquid Rule
144A securities. Liquidity, valuation, market risks.             15      15        10       15      15    15       15       15

--------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities

Financial futures and options; securities and index
options Contracts involving the right or obligation
to deliver or receive assets or money depending on
the performance of one or more assets or an economic index.
o  Futures and related options. Interest rate, currency,
   market, hedged or speculative leverage, correlation,
   liquidity, opportunity risks.                                   o      *         *        o       o    --        o       *
o  Options on securities and indices. Interest rate,
   currency, market, hedged or speculative leverage,
   correlation, liquidity, credit, opportunity risks.              o      o         *        o       o     o        o       *

Currency contracts Contracts involving the right or
obligation to buy or sell a given amount of foreign currency at a specified price and future date.
o  Hedged. Currency, hedged leverage, correlation, liquidity,
   opportunity risks.                                             --     25         *        o       *    --      o       *
o  Speculative. Currency, speculative leverage, liquidity
   risks.                                                         --     --        --        o      --    --      o      --


                                                                 FUND DETAILS 31

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on John Hancock growth funds:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.


A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).


To request a free copy of the current annual/semiannual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds


[Logo] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

                                               (C) 1996 John Hancock Funds, Inc.



                                                                      GROPN 8/97



      John Hancock(R)
       Financial Services